BORROWINGS	12 Months Ended
Dec. 31, 2017
LONG TERM LOAN
BORROWINGS
12.	BORROWINGS

(a)	Short-term borrowings

Short-term borrowings consisted of the following:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Bank loan	29,311	9,960	1,531

On July 21, November 8 and December 21, 2016, the Company entered into short-term loan agreements with Bank A in PRC for credit loan of RMB9,371,000 (US$1,350,000), RMB9,940,000 (US$1,432,000) and RMB10,000,000 (US$1,440,000) with an interest rate of 5.655% per annum and a maturity term of twelve months, respectively. All of these loans were fully repaid in 2017.

On November 14, 2017, the Company entered into short-term loan agreement with Bank A in PRC for credit loan of RMB9,960,000 (US$1,531,000), with an interest rate of 7.395% per annum and a maturity term of twelve months.

(b)	Long-term borrowings

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Long-term bank loan	-	209,598	32,215
Long-term other borrowing	-	34,622	5,321

Less: current portion	-	(32,642)	(5,017)

Total	-	211,578	32,519

On October 30, 2017, the Company obtained a three-year credit facility of RMB240,000,000 (US$34,567,000) from Bank B in PRC, at 6.667% per annum. The credit facility includes RMB150,000,000 (US$21,604,000) for working capital and RMB90,000,000 (US$12,963,000) for capital expenditure. The credit facility is secured by Xin Run’s assets, while Mr. Wang Song, the Co-Founder and director of the Company, takes joint-and-several liability. The Company paid RMB2,400,000 (US$369,000) in December 2017 as borrowing cost to obtained the facility. On November 7, 2017, the first RMB150,000,000 (US$21,604,000) was drawn down and used as working capital. On December 13, 2017, the second RMB23,000,000 (US$3,535,000) was drawn down and used for capital expenditure. The borrowing cost paid for the facility was allocated to the two tranches of draw down and the remaining facility on a pro rata basis. Borrowing costs allocated to the actual draw down were presented as deductions of the loan carrying value. The borrowing costs are recognized over the lives of the term loans as interest expense, using the effective interest rate method.

On December 14, 2017, the Company obtained a five-year credit facility of RMB220,000,000 (US$33,813,000) from Bank C in PRC, at 6.175% per annum. The credit facility includes RMB220,000,000 (US$33,813,000) for working capital. The credit facility is secured by Xin Run’s assets, while Mr. Wang Song and Ms. Kou Xiaohong, the Founders and directors of the Company, take joint-and-several liability. The Company paid RMB2,600,000 (US$400,000) as borrowing cost to obtained the facility. On December 21, 2017, the first RMB40,000,000 (US$6,148,000) was drawn down and used as working capital. The borrowing cost paid for the facility was allocated to the draw down and the remaining facility on a pro rata basis. Borrowing cost allocated to the actual draw down was presented as deduction of the loan carrying value. The borrowing cost is recognized over the life of the term loan as interest expense using the effective interest rate method.

On September 7, 2017, the Company obtained a three-year borrowing of RMB38,784,000 (US$5,961,000) from a financial institution in the PRC, at 4.900% per annum. The borrowing is secured by Xin Run’s assets. The Company paid RMB1,000,000 (US$154,000) as borrowing cost recognized over the borrowing term as interest expense using the effective interest rate method.

Future installment payment schedule according to the borrowing agreements are as follows:

	December 31, 2017
	RMB’000	US$’000

2018	50,639	7,783
2019	88,376	13,583
2020	145,094	22,301

Total	284,109	43,667